Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Goodwill and Intangible Assets
Changes in goodwill and intangible assets consisted of the following:

	Goodwill	Intangible Assets
Balance at December 31, 2014	$33,745	$33,005
Loss on impairment (Note 14)	—	(18,606)
Amortization expense	—	(2,620)
Balance at December 31, 2015	33,745	11,779
Loss on impairment (Note 14)	(33,745)	—
Amortization expense	—	(1,682)
Balance at December 31, 2016	$—	$10,097

Intangible Assets, Arising from Acquisition
Intangible assets arising from the acquisition of D&I consisted of the following:

		December 31,
	Useful life	2016	2015
Supplier agreements	1-20 Years	$21,997	$21,997
Customer contracts and relationships	1-10 Years	18,132	18,132
Other intangible assets	1-3 Years	1,749	1,749
Intangible assets		41,878	41,878
Less: Accumulated amortization and impairments		(31,781)	(30,099)
Intangible assets, net		$10,097	$11,779

Future Amortization Expense of Intangible Assets	As of December 31, 2016, future amortization is as follows:

Fiscal Year	Amortization
2017	$1,682
2018	1,682
2019	1,682
2020	1,682
2021	1,682
Thereafter	1,687
$10,097